Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2016 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 253,562.4		₨ 214,191.9	$ 3,827.4
Weighted average interest rate	2.90%		3.00%	2.90%
Maximum amount outstanding	₨ 367,195.2	$ 5,542.6	₨ 276,731.0
Average amount outstanding	245,039.3	$ 3,698.7	143,975.8
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	15,792.8		14,851.7	$ 238.4
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	74,603.8		80,002.8	1,126.1
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	₨ 163,165.8		₨ 119,337.4	$ 2,462.9